Loans and Allowance for Credit Losses - Loans by Portfolio Class, Including Delinquency Status (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total loans	$ 373,835	$ 388,213
Interest income on nonperforming loans	22	19
Interest income on nonperforming loans if based on original contractual terms	49	34
Nonperforming
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total loans	1,449	972
Current
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total loans	370,316	385,520
30-89 Days Past Due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total loans	1,372	1,230
90 Days or More Past Due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total loans	698	491
Commercial | Commercial
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total loans	131,881	135,690
Commercial | Commercial | Nonperforming
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total loans	376	169
Commercial | Commercial | Current
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total loans	130,925	135,077
Commercial | Commercial | 30-89 Days Past Due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total loans	464	350
Commercial | Commercial | 90 Days or More Past Due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total loans	116	94
Commercial | Commercial real estate
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total loans	53,455	55,487
Commercial | Commercial real estate | Nonperforming
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total loans	777	338
Commercial | Commercial real estate | Current
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total loans	52,619	55,057
Commercial | Commercial real estate | 30-89 Days Past Due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total loans	55	87
Commercial | Commercial real estate | 90 Days or More Past Due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total loans	4	5
Consumer | Residential mortgages
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total loans	115,530	115,845
Consumer | Residential mortgages | Loans purchased from GNMA mortgage pools
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans 30-89 days past due purchased from GNMA mortgage pools, classified as current	595	647
Loans 90 days or more past due purchased from GNMA mortgage pools, classified as current	2,000	2,200
Consumer | Residential mortgages | Nonperforming
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total loans	158	325
Consumer | Residential mortgages | Current
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total loans	115,067	115,224
Consumer | Residential mortgages | 30-89 Days Past Due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total loans	169	201
Consumer | Residential mortgages | 90 Days or More Past Due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total loans	136	95
Consumer | Credit card
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total loans	28,560	26,295
Consumer | Credit card | Nonperforming
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total loans	0	1
Consumer | Credit card | Current
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total loans	27,779	25,780
Consumer | Credit card | 30-89 Days Past Due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total loans	406	283
Consumer | Credit card | 90 Days or More Past Due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total loans	375	231
Consumer | Other retail
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total loans	44,409	54,896
Consumer | Other retail | Nonperforming
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total loans	138	139
Consumer | Other retail | Current
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total loans	43,926	54,382
Consumer | Other retail | 30-89 Days Past Due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total loans	278	309
Consumer | Other retail | 90 Days or More Past Due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total loans	$ 67	$ 66